RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Aug. 05, 2020
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note							$ 600,000
Outstanding balance	$ 0		$ 0	$ 0	$ 0	$ 0
Administrative Support Agreement
Related Party Transaction [Line Items]
Outstanding balance	0		0
Expenses per month	10,000		10,000
Expenses incurred and paid	30,000	$ 15,000	105,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Outstanding balance	0		0	$ 0	$ 0	$ 0
Loan conversion agreement warrant	$ 1,500,000		$ 1,500,000
Price of warrant	$ 1.00		$ 1.00